Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net operating revenues:
Operating revenues	$ 58,720	$ 68,357
Costs and expenses:
Depreciation and amortization expense	2,909	2,522
Selling, general and administrative expenses	8,672	9,430
Operating income	124	133
Other income (expense):
Interest expense	(1,210)	(837)
Gain on debt extinguishment	801
Other income, net	337	329
Income (loss) before income taxes	52	(375)
Provision for income taxes	98	160
Net loss	(46)	(535)
Less net loss attributable to non-controlling interest in subsidiary	(60)	(80)
Net income (loss) attributable to Avalon Holdings Corporation common shareholders	$ 14	$ (455)
Income (loss) per share attributable to Avalon Holdings Corporation common shareholders:
Basic net income (loss) per share (in dollars per share)	$ 0	$ (0.12)
Diluted net income (loss) per share (in dollars per share)	$ 0	$ (0.12)
Weighted average shares outstanding - basic (in shares)	3,875,693	3,875,431
Weighted average shares outstanding - diluted (in shares)	3,878,000	3,875,000
Waste Management Services [Member]
Net operating revenues:
Operating revenues	$ 40,371	$ 48,731
Costs and expenses:
Operating costs	31,658	39,191
Golf and Related Operations [Member]
Net operating revenues:
Operating revenues	18,349	19,626
Costs and expenses:
Operating costs	12,547	13,587
Golf and Related Operations [Member] | Food and Beverage [Member]
Net operating revenues:
Operating revenues	6,416	7,893
Costs and expenses:
Operating costs	2,810	3,494
Golf and Related Operations [Member] | Product and Service, Other [Member]
Net operating revenues:
Operating revenues	$ 11,933	$ 11,733